Accrued interest receivable, net	12 Months Ended
Dec. 31, 2018
Accrued interest receivable, net
Accrued interest receivable, net

6. Accrued interest receivable, net

Accrued interest receivable, net, as of December 31, 2017 and 2018, consists of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Accrued interest receivable	8,687	13,083
Allowance for doubtful accounts	(1,050)	(2,031)
Accrued interest receivable, net	7,637	11,052

The movements in the allowance for doubtful accounts for the years ended December 31, 2017 and 2018 were as follows:

	For the year
	ended
	December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	377	1,050
Additions	2,868	5,914
Reversal	—	(868)
Charge-offs	(2,195)	(4,065)
Balance at end of the year	1,050	2,031